Related Party Transactions and Balances - Schedule of Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest income from margin loans [Member] | Mr. Xianxin Xiang [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Interest income from margin loans
Financial advisory service	$ 3,169	$ 145
Securities Brokerage Commissions and Handling Fee [Member] | Mr. Xianxin Xiang [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Securities brokerage commissions and handling fee
Financial advisory service	$ 7,471
Securities brokerage commissions and handling fee One [Member] | Mr. Shaojie Sun [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Securities brokerage commissions and handling fee
Financial advisory service	$ 207
Financial Advisory Service Income [Member] | Beta Financial Investment Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Financial advisory service
Financial advisory service	$ 146,631
IT consultancy service expense [Member] | Beta Information Services Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	IT consultancy service expense
Financial advisory service	$ 231,086	153,472
Other general and administrative expenses – management fee expenses [Member] | Wonderland International Financials Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Other general and administrative expenses – management fee expenses
Financial advisory service		43,230
Loans to customers [Member] | Mr. Xianxin Xiang [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Loans to customers
Financial advisory service		26,900
Advance [Member] | Jieying International Holdings Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Advance
Financial advisory service	$ 2,653
Advance One [Member] | Real Wisdom Capital International Holdings Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Advance
Financial advisory service	$ 1,675
Prepaid expenses [Member] | Beta Information Services Limited One [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Prepaid expenses
Financial advisory service		76,841
Payables to customers [Member] | Mr. Xianxin Xiang [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Payables to customers
Financial advisory service	$ (11,012)	(2,554)
Payables to customers One [Member] | Mr. Shaojie Sun Two [Member]
Schedule of Related Parties Transactions [Line Items]
Nature	Payables to customers
Financial advisory service	$ (25,349)